CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Mar. 31, 2025
Convertible Notes Payable [Abstract]
CONVERTIBLE PROMISSORY NOTES [Text Block]

12. CONVERTIBLE PROMISSORY NOTES

A summary of the Company's convertible promissory notes denominated in US$ is as follows:

$
Balance, January 31, 2022	1,281,442
Payment	(41,600)
Interest expense	1,600
Effect of foreign exchange	(85,183)
Balance, March 31, 2025 and 2024, January 31, 2024 and 2023	1,156,259

On June 13, 2018, the Company issued convertible promissory notes to the vendors that sold Eco Firma Farms, LLC ("EFF") to the Company in the aggregate principal amount of $2,000,000. The convertible promissory notes were convertible at $1.00 per common stock. The convertible promissory notes accrue interest at a rate of 4% per annum, compounded annually, and were fully due and payable on June 13, 2021. The Company is engaged in an ongoing dispute with the vendors over repayment (Note 22). On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes were exercisable in US$ while the functional currency of the Company is Canadian dollars. On June 13, 2021, the conversion feature expired and as a result the fair value of the conversion feature is $nil.